Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
General and administrative	$ 3,001,418	$ 262,732	$ 4,616,987	$ 500,276	$ 2,092,304	$ 1,097,161
Research and development	1,293,467	529,542	1,748,559	617,779	1,325,030	524,908
Total operating expenses	4,294,885	792,274	6,365,546	1,118,055	3,417,334	1,622,069
Loss from operations	(4,294,885)	(792,274)	(6,365,546)	(1,118,055)	(3,417,334)	(1,622,069)
Other income
Change in fair value of contingent warrant liability	(30,303)		(30,303)
Interest income						22,603
Total other income	(30,303)		(30,303)			22,603
Net loss	(4,264,582)	(792,274)	(6,335,243)	(1,118,055)	(3,417,334)	(1,599,466)
Cumulative preferred stock dividends		139,217	96,359	276,904	627,391	559,928
Net loss applicable to common stockholder	$ (4,264,582)	$ (931,491)	$ (6,431,602)	$ (1,394,959)	$ (4,044,725)	$ (2,159,394)
Net loss per share attributable to common stockholder, basic (in Dollars per share)	$ (0.36)	$ (0.29)	$ (0.7)	$ (0.44)	$ (1.26)	$ (0.67)
Weighted average number of common shares outstanding, basic (in Shares)	11,995,832	3,200,000	9,226,621	3,200,000	3,200,000	3,200,000